Impairment (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	kr 0	kr 0	kr 0
V-Go | Intellectual property
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	kr 12,700	kr 0
Terminal growth rate	50.00%
Pre-tax discount rate	13.00%